CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance (in shares) at Dec. 31, 2023				0
Beginning balance at Dec. 31, 2023				$ 0
Ending balance (in shares) at Dec. 31, 2024				0
Ending balance at Dec. 31, 2024				$ 0
Beginning balance (in shares) at Dec. 31, 2023	4,074,000
Beginning balance at Dec. 31, 2023	$ 0	$ 94,544	$ (122,536)	(27,992)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(25,915)	(25,915)
Vesting of restricted stock units (in shares)	163,000
Repurchases of restricted stock for payroll tax withholding (in shares)	(47,000)
Repurchases of restricted stock for payroll tax withholding		(613)		(613)
Stock-based compensation expense		5,759		$ 5,759
Ending balance (in shares) at Dec. 31, 2024	4,447,000			4,446,540
Ending balance at Dec. 31, 2024	$ 0	101,657	(148,451)	$ (46,794)
Ending balance (in shares) at Mar. 31, 2025				0
Ending balance at Mar. 31, 2025				$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(5,688)	(5,688)
Vesting of restricted stock units (in shares)	62
Repurchases of restricted stock for payroll tax withholding (in shares)	(25,000)
Repurchases of restricted stock for payroll tax withholding		(271)		(271)
Stock-based compensation expense		1,066		1,066
Ending balance (in shares) at Mar. 31, 2025	4,484,000
Ending balance at Mar. 31, 2025	$ 0	102,452	(154,139)	$ (51,687)
Beginning balance (in shares) at Dec. 31, 2024				0
Beginning balance at Dec. 31, 2024				$ 0
Ending balance (in shares) at Dec. 31, 2025				65,000,000
Ending balance at Dec. 31, 2025				$ 27,909
Beginning balance (in shares) at Dec. 31, 2024	4,447,000			4,446,540
Beginning balance at Dec. 31, 2024	$ 0	101,657	(148,451)	$ (46,794)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			1,365	1,365
Vesting of restricted stock units (in shares)	192,000
Repurchases of restricted stock for payroll tax withholding (in shares)	(59,000)
Repurchases of restricted stock for payroll tax withholding		(594)		(594)
Stock-based compensation expense		3,693		$ 3,693
Ending balance (in shares) at Dec. 31, 2025	4,750,000			4,750,258
Ending balance at Dec. 31, 2025	$ 0	109,003	(147,086)	$ (38,083)
Ending balance (in shares) at Mar. 31, 2026				65,000,000
Ending balance at Mar. 31, 2026				$ 27,909
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			5,686	5,686
Vesting of restricted stock units (in shares)	27
Repurchases of restricted stock for payroll tax withholding (in shares)	(12,000)
Repurchases of restricted stock for payroll tax withholding		(76)		(76)
Stock-based compensation expense		546		$ 546
Ending balance (in shares) at Mar. 31, 2026	4,765,000			4,765,058
Ending balance at Mar. 31, 2026	$ 0	$ 109,473	$ (141,400)	$ (31,927)